Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NYLI CBRE Real Assets ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.61%
NYLI MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.30%	7.22%	(14.31%)
NYLI MacKay High Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.04%	12.95%
NYLI MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.46%	6.36%	(11.87%)	0.72%	6.41%
NYLI MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.51%	6.98%	(11.10%)	1.71%	7.45%	8.06%	1.68%
NYLI MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.82%	5.30%	(7.45%)	1.70%	5.87%	7.98%	2.06%
NYLI MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.69%	5.80%	(12.16%)
NYLI Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	31.50%	43.20%
NYLI Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	37.53%	38.34%